Investment Strategy	Aug. 26, 2026
NYLIM Hedge Multi-Strategy Tracker ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a “fund of funds” which means it will invest, under normal circumstances, at least 80% of its assets, (net assets plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index, which includes underlying funds. The Advisor is the index provider for the Underlying Index. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with its rules-based methodology. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index generally is based on the premise that aggregated returns of hedge funds in a broad hedge fund universe display, over time, significant exposures to a set of common asset classes. The Underlying Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics (i.e., that portion of the returns that are non-idiosyncratic, or unrelated to manager skill) over longer term periods and not on a daily basis (the “Strategy”). The Underlying Index does not seek to replicate the “alpha” portion of the return characteristics of the overall hedge fund universe. In addition, the Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds. Managers included in the broad hedge fund universe may employ investment styles, including but not limited to:

•Equity strategies, including long-only, long bias, long/short, market neutral and dedicated short strategies;

•Fixed income strategies, including long-only and long/short credit strategies, high yield, asset-backed, and convertible bond strategies;

•Emerging market strategies, including global and region- and country-specific strategies;

•Sector strategies, including healthcare and biotechnology, technology, real estate, energy, financials and natural resources strategies; and

•Specialized and alternative strategies, including multi-strategy, balanced, global macro, event-driven, options, merger arbitrage, and managed futures strategies. The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Index Components of this Strategy generally provide exposures to:

•Commodities;

•Emerging market equity, debt and sovereign debt, including small-capitalization equity;

•Foreign currencies and currency futures;

•Foreign sovereign debt and equity, including small-capitalization equity;

•Municipal bonds;

•The implied volatility of the S&P 500® Index;

•U.S. and foreign preferred securities;

•U.S. and foreign real estate investment trusts;

•U.S. bank loans;

•U.S. convertible debt;

•U.S. floating rate bank loans;

•U.S. floating rate bond;

•U.S. government short-term, intermediate-term and long-term maturity bond;

•U.S. growth equity;

•U.S. low volatility equity;

•U.S. momentum equity;

•U.S. high yield (or “junk”) debt;

•U.S. investment grade corporate debt;

•U.S. large-capitalization equity;

•U.S. mortgage-backed debt;

•U.S. small-capitalization equity;

•U.S. Treasury Inflation Protection Securities (“TIPS”);

•U.S. value equity;

•Alternative strategies including merger arbitrage, market neutral, long/short, options, private equity replication, and managed futures; and

•Digital assets, through ETPs that seek exposure to Bitcoin or other types of digital assets, subject to a maximum weight in the Underlying Index of ± 2.5% at the time of rebalance.

The Underlying Index is unlike traditional market-oriented indexes, instead of tracking the performance of publicly-traded issuers representing a market or industry sector, it seeks to track the returns of distinct hedge fund investment styles.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

The weights of the Underlying Index Components are rebalanced on a quarterly basis. Annually, the Advisor conducts a review process pursuant to which it may reconstitute the Underlying Indexes by adding or subtracting Underlying Index Components according to the Advisor’s rules-based process.

Strategy Portfolio Concentration [Text]	The Fund is a “fund of funds” which means it will invest, under normal circumstances, at least 80% of its assets, (net assets plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index, which includes underlying funds.
NYLIM Merger Arbitrage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index. The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. To be included in the Underlying Index, the announced transaction must be classified as friendly with the target company’s board recommending that shareholders accept the offer and meet minimum size, liquidity and spread requirements. In addition, for transactions that involve an exchange of stock, the Underlying Index includes short exposure to the stock expected to be received by shareholders of the target company.

The Underlying Index reconstitutes and rebalances monthly and component securities are weighted based on their market capitalization ranking, with a maximum component weight of 7.5% at the time of rebalance. Component securities are removed from the Underlying Index when (i) the transaction closes, (ii) the transaction is terminated or abandoned, if more than one year has elapsed since the transaction’s announcement, or (iii) if the transaction no longer meets the Underlying Index’s spread and price requirements.

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with its rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. Under certain circumstances described below, the Underlying Index Components may also include U.S. Treasury bills. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track the Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

Pursuant to the Underlying Index’s rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs and U.S. Treasury bills. In seeking to track the Underlying Index, the Fund may similarly invest in short-term fixed income ETFs and U.S. Treasury bills, but also may invest in cash and other similar investments including money market instruments, high-quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy. During periods of market turbulence, natural disasters, health emergencies and other market or political or regulatory conditions that reduce or limit merger, acquisition and buyout activity, there may be fewer target companies eligible for inclusion in the Underlying Index and the Underlying Index and Fund may have significant investments in cash and other similar investments.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index (“Underlying Index Components”).
NYLIM Candriam International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index and Candriam serves as the index consultant to the Advisor for the Underlying Index. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index. As of June 30, 2026, the market capitalization range of the Underlying Index was approximately $1.7 billion to $759 billion. As of June 30, 2026, the primary sectors within the Underlying Index were financials, health care, and industrials.

The first step in the ESG security selection process scores companies on stakeholder criteria and an Issuer’s exposure to global sustainability trends. Companies are scored relative to other companies within the same industry. The stakeholder criteria are:

•Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

•Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

•Environmental initiatives and compliance with new environmental legislation.

•Supplier standards and oversight, including supplier adherence to fair labor standards.

•Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

•Societal impact and how the company is viewed by populations in the area where the company operates.

The global sustainability trends include:

•Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

•Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

•Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

•Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

•Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The ESG selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities domiciled in the following 23 international developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process.

The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the Principles of the United Nation’s Global Compact, which address human rights, labor, environmental, and anti-corruption matters, as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe. A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances. As of June 30, 2026, the Underlying Index consisted of 586 component securities.

The Underlying Index is reconstituted and rebalanced quarterly.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index. The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in non-U.S. equity securities. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The NYLIM Candriam International Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in non-U.S. equity securities.
Strategy Portfolio Concentration [Text]	The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in non-U.S. equity securities.
NYLIM Candriam U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index and Candriam serves as the index consultant to the Advisor for the Underlying Index. In its role as index consultant, Candriam assists the Advisor with the development, calculation and maintenance of the Underlying Index, including the ESG security selection process for the Underlying Index. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index. As of June 30, 2026, the market capitalization range of the Underlying Index was approximately $4 billion to $37.5 billion. The Fund will be concentrated in an industry or group of industries to the extent the Underlying Index is concentrated in an industry or group of industries. As of June 30, 2026, the primary sectors within the Underlying Index were consumer discretionary, industrials and information technology.

The first step in the ESG security selection process scores companies on stakeholder criteria and an issuer’s exposure to global sustainability trends. Companies are scored relative to other companies within the same industry. The stakeholder criteria are:

•Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

•Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

•Environmental initiatives and compliance with new environmental legislation.

•Supplier standards and oversight, including supplier adherence to fair labor standards.

•Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

•Societal impact and how the company is viewed by populations in the area where the company operates.

The global sustainability trends include:

•Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

•Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

•Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

•Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

•Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The ESG selection process analyzes securities comprising approximately 95% of the market capitalization of equity securities domiciled in the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process and that are part of the Solactive GBS United States 400 Index, which seeks to track the performance of the largest 400 mid-capitalization companies listed on an exchange in the U.S., are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process. The Underlying Index identifies U.S. issuers primarily based on the location the issuer’s shares are principally traded and its location of incorporation.

The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the Principles of the United Nation’s Global Compact, which address human rights, labor, environmental, and anti-corruption matters, as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe. A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances. As of June 30, 2026, the Underlying Index consisted of 249 component securities. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that meet the ESG selection process of the Underlying Index.

The Underlying Index is reconstituted and rebalanced quarterly.

The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its assets in instruments that meet the Underlying Index’s environmental, social, and corporate governance (ESG) criteria. The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. equity securities of mid-capitalization companies. Mid-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the Underlying Index. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Candriam U.S. Mid Cap Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. equity securities of mid-capitalization companies.

For purposes of compliance with this Fund’s policy, mid-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM Candriam U.S. Mid Cap Equity Index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets in instruments that meet the Underlying Index’s environmental, social, and corporate governance (ESG) criteria.
NYLIM Candriam U.S. Large Cap Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index and Candriam serves as the index consultant to the Advisor for the Underlying Index. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index. As of June 30, 2026, the market capitalization range of the Underlying Index was approximately $5.4 billion to $4.3 trillion. As of June 30, 2026, the primary sectors within the Underlying Index were consumer discretionary, health care and information technology. The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. large-capitalization equity securities. Large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the Underlying Index. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

The first step in the ESG security selection process scores companies on stakeholder criteria and an issuer’s exposure to global sustainability trends. Companies are scored relative to other companies within the same industry. The stakeholder criteria are:

•Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

•Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

•Environmental initiatives and compliance with new environmental legislation, including supplier adherence to fair labor standards.

•Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

•Societal impact and how the company is viewed by populations in the area where the company operates.

The global sustainability trends include:

•Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

•Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

•Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

•Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

•Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., consumer discretionary, communication services, healthcare and information technology). The ESG selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities domiciled in the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process.

The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the Principles of the United Nation’s Global Compact, which address human rights, labor, environmental, and anti-corruption matters, as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe. A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances. As of June 30, 2026, the Underlying Index consisted of 263 component securities.

The Underlying Index is reconstituted and rebalanced quarterly.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Candriam U.S. Large Cap Equity ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. large-capitalization equity securities.

For purposes of compliance with this Fund’s policy, large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM Candriam U.S. Large Cap Equity Index.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. large-capitalization equity securities.
NYLIM FTSE International Equity Currency Neutral ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by FTSE International Ltd. (“FTSE”). The Underlying Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis. The Fund seeks to provide neutral exposure to currencies by hedging approximately half of the Fund’s currency exposure. The Underlying Index includes stocks from Europe, Australasia, and the Far East and as of June 30, 2026, consisted of the following 24 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of developed international equity markets. The Underlying Index includes primarily large- and mid-capitalization companies. As of June 30, 2026, the primary sectors within the Underlying Index were financials, industrials and information technology. The composition of the Underlying Index may change over time. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index.

The Underlying Index and the Fund’s NAV are denominated in U.S. dollars, while the component securities of the Underlying Index are generally denominated in foreign currencies. The Underlying Index is designed to reduce by approximately half the Fund’s exposure to fluctuations in the value of component currencies relative to the U.S. dollar. The Underlying Index applies a one month forward rate to approximately half of the value of the non-U.S. dollar denominated securities included in the Underlying Index to hedge against fluctuations for this portion of the Fund’s exposure to component securities relative to the U.S. dollar. The hedge is reset on a monthly basis.

The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

The Fund is expected to have lower returns than a similar fund that does not hedge any of its currency exposure when the component currencies are rising relative to the U.S. dollar. The Fund is expected to have higher returns than a similar unhedged fund when the component currencies are falling relative to the U.S. dollar. In order to replicate the hedging component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts and futures contracts designed to offset approximately half of the Fund’s exposure to the component currencies. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund’s exposure to foreign currency forward contracts is based on approximately half of the Fund’s aggregate exposure to the component currencies.

The Fund may also invest its assets in cash and cash equivalents, as well as in shares of other investment companies, options and swaps. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as the Underlying Index.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and Advisor. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is FTSE International LTD., a widely known global index provider that currently manages and calculates more than 120,000 indices daily.

The Fund may invest in one or more ETFs advised by the Advisor (“Affiliated ETFs”) that are not components of the index if such an investment will help the Fund track the Underlying Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM FTSE International Equity Currency Neutral ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.
NYLIM U.S. Large Cap R&D Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index. The Underlying Index seeks to provide exposure to innovative companies by investing in the equities of U.S. large cap companies that demonstrate strong, consistent, and efficient investment in research and development (“R&D”) indicating a commitment to innovation and a focus on long-term growth (an “R&D Leader”). R&D spending includes expenditures on R&D intended for the development of concepts or ideas for products or services by which the issuer can increase revenues. The Underlying Index includes securities of large-capitalization companies that trade in the U.S. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index. As of June 30, 2026, the market capitalization range of the Underlying Index was approximately $1.5 billion to $4.8 trillion. As of June 30, 2026, the primary sectors within the Underlying Index were communication services, health care and information technology.

The securities eligible for inclusion in the Underlying Index are those securities included in the Russell 1000® Index. The Underlying Index uses a screening process to exclude companies in sectors where R&D investments have historically had less impact on a company’s performance, and to identify companies that have exhibited a strong commitment for long term growth by reinvesting in R&D. The Underlying Index then ranks companies based on an analysis of a company’s R&D spending to sales and return on invested capital. R&D spending to sales measures a company’s investment in R&D as a percentage of its total sales, and companies are ranked based on their score within their sector. Return on invested capital measures how efficiently a company deploys capital to generate profits. The 100 highest ranked companies are included for selection in the Underlying Index.

Securities selected for inclusion in the Underlying Index are weighted based on their market capitalization ranking, subject to a maximum weight at the time of rebalance of the greater of (i) 5%, or (ii) the weight of a component’s issuer in the Russell1000® Growth Index plus 2% (“Component Weight Cap”). To the extent a component would exceed the Component Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among the other components of the Underlying Index.

Additionally, at the time of rebalance, the Underlying Index limits the maximum weight of all securities within each sector to the greater of (i) 20%, or (ii) the weight of the sector in the Russell 1000 Growth Index plus 5% (“Sector Weight Cap”). To the extent the securities within a sector would exceed the Sector Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among securities within the other sectors of the Underlying Index.

The Underlying Index is reconstituted and rebalanced quarterly, and the Underlying Index may make additional adjustments in order to conform to the requirements of the U.S. Internal Revenue Code of 1986, as amended.

The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders. Large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the Underlying Index. An issuer is determined to be an R&D Leader if it is included in the Underlying Index. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM U.S. Large Cap R&D Leaders ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders.

For purposes of compliance with this Fund’s policy, large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM U.S. Large Cap R&D Leaders Index. An issuer is determined to be an R&D Leader if it is included in the NYLIM U.S. Large Cap R&D Leaders Index.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders.
NYLIM Global Equity R&D Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor is the index provider for the Underlying Index. The Underlying Index seeks to provide exposure to innovative companies by investing in the equities of companies around the world that demonstrate strong, consistent, and efficient investment in research and development (“R&D”) indicating a commitment to innovation and a focus on long-term growth (an “R&D Leader”). R&D spending includes expenditures on R&D intended for the development of concepts or ideas for products or services by which the issuer can increase revenues. The Underlying Index includes securities of large- and mid-capitalization companies that trade in the U.S. and foreign markets, including emerging markets. The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index. As of June 30, 2026, the market capitalization range of the Underlying Index was approximately $432 billion to $4.8 trillion. As of June 30, 2026, the primary sectors within the Underlying Index were health care, industrials and information technology. Under normal market conditions, the Fund will invest in at least two countries and at least 30% of its net assets in non-U.S. countries.

The securities eligible for inclusion in the Underlying Index are those securities included in the FTSE All-World® Index. The Underlying Index uses a screening process to exclude companies in sectors where R&D investments have historically had less impact on the company’s performance, and to identify companies that have exhibited a strong commitment for long term growth, by reinvesting in R&D. The Underlying Index then ranks companies based on an analysis of a company’s R&D spending to sales and return on invested capital. R&D spending to sales measures a company’s investment in R&D as a percentage of its total sales, and companies are ranked based on their score within their sector. Return on invested capital measures how efficiently a company deploys capital to generate profits. The 200 highest ranked companies are included for selection in the Underlying Index.

Securities selected for inclusion in the Underlying Index are weighted based on their market capitalization, subject to a maximum weight at the time of rebalance of the greater of (i) 5%, or (ii) the weight of a component’s issuer in the FTSE All World® Growth Index plus 2% (“Component Weight Cap”). To the extent a component would exceed the Component Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among the other components of the Underlying Index.

Additionally, at the time of rebalance, the Underlying Index limits the maximum weight of all securities within each sector to the greater of (i) 20%, or (ii) the weight of the sector in the FTSE All World Growth Index plus 5% (“Sector Weight Cap”). To the extent the securities within a sector would exceed the Sector Weight Cap at the time of rebalance, the excess percentage is allocated proportionately among securities within the other sectors of the Underlying Index.

The Underlying Index is reconstituted and rebalanced quarterly, and the Underlying Index may make additional adjustments in order to conform to the requirements of the U.S. Internal Revenue Code of 1986, as amended.

The Fund generally will invest in all of the securities that comprise its Underlying Index in proportion to their weightings in the Underlying Index. The Fund has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities determined to be R&D Leaders. An issuer is determined to be an R&D Leader if it is included in the Underlying Index. To the extent that the Fund utilizes derivatives that provide exposure to these investments or to one or more market risk factors associated with these investments, such derivatives will be counted towards the Fund’s 80% investment policy.

The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]

The NYLIM Global Equity R&D Leaders ETF has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities determined to be R&D Leaders.

For purposes of compliance with this Fund’s policy, an issuer is determined to be an R&D Leader if it is included in the NYLIM Global Equity R&D Leaders Index.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the investments included in its Underlying Index.